MCLAUGHLIN & STERN, LLP
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         STEVEN W. SCHUSTER                              MILLBROOK OFFICE
               Partner                                    Franklin Avenue
    Direct Phone: (212) 448-6216                           P.O. Box 1369
     Direct Fax: (800) 203-1556                      Millbrook, New York 12545
E-Mail: sschuster@mclaughlinstern.com                     (845) 677-5700
                                                        Fax (845) 677-0097





                                January 18, 2006

U.S. Securities and Exchange Commission
Division of Corporation Finance
Office of Emerging Growth Companies
Washington, D.C. 20549
Attn:  Tia Jenkins, Senior Assistant Chief Accountant


         RE:      FILE NO. 000-30115


Dear Tia:

         We are writing on behalf of our client, HanKersen International Corp. (formerly Kushi Natural Foods Corp.) This letter contains our responses to your comment letter dated November 28, 2005 in reference to the consolidated financial statements of Kushi Natural Foods Corp. and Subsidiaries (the "Company").

1. The balance of the offsetting amount in the amount of Due from Stockholders/Officers has been shown parenthetically.

                           The Statements of Cash Flows has been revised to present cash flows relating to the receivable separately from cash flows relating to the liability. There were no non-cash transactions affecting this account.

2. The footnote incorrectly states that the Company purchased the patent - which would mean in April 2005. The footnote should say that "Hanxin Technology," the operating company, purchased patent rights in March 2004. Therefore this is not a retroactive adjustment and just the footnote needs to be revised.

                           Since this happened prior to the current acquisition and was purchased for cash - this in fact is a cash transaction in 2004.

                           The financial statements for 2004 have been revised and correction of errors has been disclosed.

                           The Company engaged Most & Co LLP, as its new auditor, to re-audit its 2003 and 2004 financial statements. The new audited financial statements reflected all revisions applicable from your comment letter and with a more current date. Therefore, there is no need to signify on the opinion or financials that a restatement has occurred.

3. Revenue recognition policy disclosure has been revised.

4. The $483,232 was given to the CEO to set up a trading company. The trading company became a new subsidiary of the Company upon its additional investment of $241,616 in June 2005 for $966,464, with minority interest of $241,616. The other two items - $731,146 reverse-merger related advances and ($216,709) officers loans to the Company, which were returned in first quarter of 2005 are in due from stockholders/officers.

5. The advance to vendors was mistakenly disclosed as $832,152 and has been revised to its correct amount of $25,286. The purpose of the advance to vendors is to secure release of certain raw materials and machinery as required by certain vendors. For the years ended December 31, 2004 and 2003, the amounts of prepayments applied to purchases were $58,084 and $0, respectively.

6.                         Footnote 12 has been revised.

7. The financial statements have been revised to move extraordinary loss into other income expense and denote as loss from flood.

8. Financial statements for the period ended March 31, 2005 have been revised accordingly.

9. Financial statements for the period ended June 30, 2005 have been revised accordingly.

10. Earnings per share have been revised to exclude conversion of preferred stock.

11. Form 10-QSB for the quarter ended September 30, 2005 has been revised as necessary.

12. A statement of stockholder's equity has been included for the interim period.

13. Costs in excess of cash received have been charged to expenses.

14. The $246,606 was generated by the operating company's formation of a 75% owned subsidiary. The $246,606 was the 25% shareholder's investment, which is included in the issuer's numbers.

15. The Merger Agreement was amended to provide that the prior stockholders of Hanxin International no longer have the right to rescind the merger agreement therefore, the contingency has been eliminated.

         Thank you for your prompt consideration of our response.

                                                  Yours truly

                                                  /S/ STEVEN W. SCHUSTER
                                                  -----------------------
                                                  Steven W. Schuster